Expense Example {- Chemicals Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-16 - Chemicals Portfolio - Chemicals Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978